Taxation (Tables)	12 Months Ended
Dec. 31, 2021
Taxation
Schedule of income tax (benefit) expense

Income tax (benefit) expense consists of the following:

	For the year ended
	December 31,
	2019	2020	2021
Current income tax expesnes	—	—	—
Deferred income tax (benefit)	—	(1,032)	—
Total	—	(1,032)	—

Schedule of reconciliation of the differences between the statutory income tax rate

	For the year ended
	December 31,
	2019	2020	2021
	%	%	%
Statutory income tax rate of the PRC	25.0	25.0	25.0
Permanent differences	(10.0)	—	2.6
Change in valuation allowance	(15.0)	(25.0)	(18.0)
Effect of preferential tax rate	—	—	(8.2)
Others	—	(0.6)	(1.4)
Effective income tax rate	—	(0.6)	—

Schedule of movements of the valuation allowance

The movements of the valuation allowance are as follows:

	December 31, 2019	December 31, 2020	December 31, 2021
	RMB	RMB	RMB
Deferred tax assets valuation allowance movement:
Balance at the beginning of the year	62,714	89,713	120,703
Allowance made during the year	26,999	30,990	18,271
Decrease due to disposal of subsidiaries	—	—	(4,440)
Balance at end of year	89,713	120,703	134,534

Schedule of net operating tax loss carry forwards

As of December 31, 2021, net operating tax loss carry forwards in PRC is expected to expire is as follows:

RMB
Loss expiring in 2022	10,650
Loss expiring in 2023	4,541
Loss expiring in 2024	29,847
Loss expiring in 2025	40,901
Loss expiring in 2026	52,917
Loss expiring after 2026	148,926
287,782

Schedule of temporary differences to the deferred tax assets and liabilities

The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets as of December 31, 2020 and 2021:

	December 31, 2020	December 31, 2021
	RMB	RMB
Deferred tax assets:
Advertising expense in excess of deduction limit	20,871	58,230
Accrued expense and other payables	9,348	3,349
Allowance for doubtful accounts	4,074	9,163
Net operating tax loss carry forwards	86,410	63,792
Total deferred tax assets	120,703	134,534
Less: valuation allowance	(120,703)	(134,534)
Net deferred tax assets	—	—

	December 31, 2020	December 31, 2021
	RMB	RMB
Deferred tax liabilities:
Identifiable intangible assets arising from acquisition	(5,451)	(5,451)
Total deferred tax liabilities	(5,451)	(5,451)
Total net deferred tax asset (liabilities)	(5,451)	(5,451)